Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Results of Operations for Discontinued Operations

Summarized results of operations for discontinued operations are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$—	$—	$8
Operating loss	—	—	(26)
Loss from operations before income taxes	—	—	(26)
Benefit for income taxes	—	—	9
Loss from operations	—	—	(17)
Gain/(loss) on sale, net of tax (1)	—	1	(5)
Income/(loss) from discontinued operations, net of tax	$—	1	$(22)

(1)

The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.

Summary of Major Catagories of Cash Flows from Discontinued Operations

Following are the major categories of cash flows from discontinued operations, as included in our consolidated statements of cash flows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Net cash provided by/(used in) operating activities	$67	$81	$(3)
Net cash used in investing activities	(11)	(6)	(17)
Net cash used in financing activities	—	—	—
	$56	$75	$(20)

Subsequent Event
Summarized Results of Operations for Discontinued Operations

Summarized results of operations for discontinued operations, including the discontinued operations disclosed in Note 4, are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012		2011		2010
Revenues	$205	$	204	$	199
Operating income	72		68		31
Interest expense	(23)		(28)		(41)
Income/(loss) from operations before income taxes	49		40		(10)
(Provision)/benefit for income taxes	(18)		(16)		1
Income/(loss) from operations	31		24		(9)
Gain/(Loss) on sale, net of tax	—		1		(5)
Net (loss)/income attributable to noncontrolling interests	(1)		1		1
Income/(loss) from discontinued operations, net of tax	$30	$	26	$	(13)